SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
VariableInterestEntitiesLineItems [Line Items]
Current assets	$ 44,762,583		$ 60,945,135
Right-of-use assets	194,945
Total assets	60,147,336		60,945,135
Total current liabilities	1,599,747		676,164
Total non-current liabilities	125,259		1,291,608
Revenue	2,477,852	$ 86,159
Cost of revenue	2,160,129	42,089
Operating expenses	1,693,065	772,563
Net loss	(1,361,018)	(345,611)
Net cash used in operating activities	6,727,940	(12,853,862)
Net cash provided by financing activities	(1,291,608)	27,665
Effect of changes of foreign exchange rate on cash	407,539	(141,762)
Net increase in cash and cash equivalents	(10,055,896)	(12,967,959)
Variable Interest Entity, Primary Beneficiary [Member]
VariableInterestEntitiesLineItems [Line Items]
Current assets
Right-of-use assets
Total assets
Total current liabilities
Total non-current liabilities
Revenue		86,159
Cost of revenue		42,089
Operating expenses		402,932
Net loss		(358,349)
Net cash used in operating activities		(231,248)
Net cash provided by financing activities		27,665
Effect of changes of foreign exchange rate on cash		270,340
Net increase in cash and cash equivalents		$ 66,757